Information: Condensed Financial Statements of the Company - Schedule of Statements of Cash Flows (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Statement of Cash Flows [Line Items]
Cash flows used in operating activities	¥ (331,856,004)	$ (47,454,777)	¥ (861,999)	¥ (42,725,890)
Cash flows used in investing activities	(128,596,129)	(18,389,002)
Cash flows provided by financing activities	250,422,660	35,809,964		41,856,435
Effect of exchange rate changes on cash	(5,713,000)	(816,949)	3,785,027	2,947,203
Net changes in cash	(215,742,473)	(30,850,763)	2,923,028	2,077,748
Cash and cash equivalents at the beginning of year	215,770,215	30,854,730	212,847,187	210,769,439
Cash and cash equivalents at the end of year	¥ 27,742	$ 3,967	¥ 215,770,215	¥ 212,847,187